Average Annual Total Returns - Dodge & Cox Global Bond Fund	May 01, 2021
Bloomberg Barclays Global Aggregate Bond Index (USD hedged) (reflects no deduction for expenses or taxes)
Average Annual Return:
1 Year	5.58%
5 Years	4.49%
Since Inception	3.81%
Inception Date	Dec. 05, 2012
Dodge & Cox Global Bond Fund
Average Annual Return:
1 Year	11.87%
5 Years	7.80%
Since Inception	4.51%
Inception Date	Dec. 05, 2012
Dodge & Cox Global Bond Fund | After Taxes on Distributions
Average Annual Return:
1 Year	10.66%
5 Years	6.48%
Since Inception	3.63%
Inception Date	Dec. 05, 2012
Dodge & Cox Global Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	7.01%
5 Years	5.49%
Since Inception	3.12%
Inception Date	Dec. 05, 2012